Labor obligations (Tables)	12 Months Ended
Dec. 31, 2020
Labor obligations
Schedule of principal assumptions for actuarial valuations

	Year ended December 31,
	2020	2019	2018
Discount rate (see note 5 a.)	7.40%	8.00%	9.00%
Expected rate of salary increase	5.80%	5.80%	5.80%
Average longevity at retirement age for current pensioners (years)	12	14	13
Inflation	4.00%	5.00%	4.00%

Schedule of amounts recognized in the statement of income and other comprehensive income

	Year ended December 31,
	2020		2019		2018
Service cost:
Current service cost	Ps.	8,276	Ps.	7,465	Ps.	7,467
Net interest expense		8,490		7,156		7,677
Reductions and liquidations advance		(9,131)		—		—
Components of defined benefit costs recognized in profit or loss		7,635		14,621		15,144
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		2,653		(161)		(10,131)
Actuarial gains and losses arising from experience adjustments		10,386		12,995		(14,042)
Components of defined benefit costs recognized in other comprehensive income (loss)		13,039		12,834		(24,173)
Total	Ps.	20,674	Ps.	27,455	Ps.	(9,029)

Schedule of the amount included in the consolidated statement of financial position arising from the Company’s obligation in respect of its defined benefit plans

	December 31,
	2020		2019		2018
Present value of defined benefit obligations	Ps.	115,691	Ps.	106,160	Ps.	79,905

Schedule of movements in the present value of the defined benefit obligation

	December 31,
	2020		2019		2018
Present value of defined benefit obligation as of January 1,	Ps.	106,160	Ps.	79,905	Ps.	127,479
Current service cost		8,276		7,465		7,467
Interest cost		8,490		7,156		7,677
Reductions and Liquidations advance		(9,131)		—		—
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		2,653		(161)		(10,131)
Actuarial gains and losses arising from experience adjustments		10,386		12,995		(14,042)
Benefits paid		(11,143)		(1,200)		(38,545)
Present value of defined benefit obligation	Ps.	115,691	Ps.	106,160	Ps.	79,905

Schedule of expected cash flows from pension plans and seniority premium benefits

			Seniority premium
Year	Pensions plan		benefits		Total
2021	Ps.	—	Ps.	845	Ps.	845
2022		—		961		961
2023		551		1,179		1,730
2024		9,837		1,420		11,257
From 2025 and subsequently		43,161		14,016		57,177
Total	Ps.	53,549	Ps.	18,421	Ps.	71,970